Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(57,474)	(96,388)	(12,545)
Retained Earnings (Accumulated Deficit), Ending Balance	(178,760)	(123,891)
Net Cash Provided by (Used in) Operating Activities, Total	(39,955)	(28,796)	$ (13,698)
Cash, Cash Equivalents, and Short-term Investments, Total	3,889
Liabilities, Current, Total	16,445	4,792
Cash Equivalents, at Carrying Value, Total	0	0
Short-term Investments, Total		3,074
Accounts Receivable, Allowance for Credit Loss, Ending Balance	0	0
Capital Lease Obligations, Total	0
Government Grants, Current		$ 307
Number of Reportable Segments	1
Depreciation of RMB Against U.S. Dollar, Percent	5.70%	6.50%	6.30%
Other Income [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax		$ 914
Wanchun Pharma [Member]
Government Grants, Current					$ 316	¥ 2
Bank Time Deposits [Member]
Short-term Investments, Maturity		1 year
Short-term Investments, Total		$ 3,074		¥ 20